Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	License and Knowhow
	2024	2023
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538
Accumulated Amortization
Balance as of January 1,	1,373	1,307
Additions	66	66
Balance as of December 31,	1,439	1,373
Amortized cost
Balance as of December 31,	99	165